22.2 Claims and contingent liabilities with possible chance of loss (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Claims with possible chance of loss	R$ 17,456,827	R$ 15,445,656
Tax Claims [Member]
IfrsStatementLineItems [Line Items]
Claims with possible chance of loss	12,298,220	11,911,746
Civil Claims One [Member]
IfrsStatementLineItems [Line Items]
Claims with possible chance of loss	2,505,968	796,712
Civil Claims Two [Member]
IfrsStatementLineItems [Line Items]
Claims with possible chance of loss	720,811	708,120
Labor Claims [Member]
IfrsStatementLineItems [Line Items]
Claims with possible chance of loss	685,803	663,448
Environmental Claims [Member]
IfrsStatementLineItems [Line Items]
Claims with possible chance of loss	567,519	507,973
Social Security Claims [Member]
IfrsStatementLineItems [Line Items]
Claims with possible chance of loss	351,219	326,730
Other Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Claims with possible chance of loss	R$ 327,287	R$ 530,927